Commitments and Contingencies - General Information (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Feb. 27, 2017	Mar. 06, 2014	Dec. 31, 2013	Dec. 30, 2016	Dec. 25, 2015
Insurance Claims
Commitments and Contingencies
Accruals for potential estimated claim liabilities				$ 8.9	$ 11.0
Professional liability insurance				20.0
Amtrack Improvements Project
Commitments and Contingencies
Damages				3.0
Settlement	$ 1.5
Value of project awarded to third party				1,300.0
Municipality
Commitments and Contingencies
Damages				$ 340.0
CWI | DOL
Commitments and Contingencies
Damages		$ 40.1
Ownership (as a percent)			50.50%
Incentive fee deficiency			$ 30.0